Commitment and Contingencies (Tables)	6 Months Ended
Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments with Respect to Agreements
As of June 30, 2019, future minimum payments with respect to these agreements consist of the following:

	RMB	US$ (Note 2(e))
Years Ending December 31,
Remainder of 2019	102,396,667	14,915,756
2020	162,521,191	23,673,881
2021	61,832,143	9,006,867

Schedule of Future Minimum Payments under Non-cancellable Capital Expenditure
As of June 30, 2019, future minimum payments under
non-cancellable
capital expenditure of the following:

	RMB	US$ (Note 2(e))
Years Ending December 31,
Remainder of 2019	178,967,000	26,069,483
2020	36,252,000	5,280,699